Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions (Summary of Offsetting of Derivatives, Repurchase Agreements, and Securities Lending Transactions) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2022	Mar. 31, 2021
Offsetting Derivative Assets [Abstract]
Derivative assets, Gross amounts of recognized assets/liabilities		¥ 11,997,000
Derivative assets, Gross amounts offset in the condensed consolidated balance sheet		0
Derivative assets, Net amounts presented in the condensed consolidated balance sheet	¥ 10,534,000	11,997,000
Derivative assets, Gross amounts not offset in the condensed consolidated balance sheet, Financial instruments		(8,628,000)
Derivative assets, Gross amounts not offset in the condensed consolidated balance sheet, Cash collateral received/pledged		(605,000)
Derivative assets, Net amounts		2,764,000
Offsetting Securities Purchased under Agreements to Resell [Abstract]
Receivables under resale agreements, Gross amounts of recognized assets/liabilities		16,053,000
Receivables under resale agreements, Gross amounts offset in the consolidated balance sheet		(2,273,000)
Receivables under resale agreements, Net amounts presented in the consolidated balance sheet	12,503,396	13,779,763
Receivables under resale agreements, Gross amounts not offset in the consolidated balance sheet, Financial instruments		(12,687,000)
Receivables under resale agreements, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged		(37,000)
Receivables under resale agreements, Net amounts		1,056,000
Offsetting Securities Borrowed [Abstract]
Receivables under securities borrowing transactions, Gross amounts of recognized assets/liabilities		3,370,000
Receivables under securities borrowing transactions, Gross amounts offset in the consolidated balance sheet		0
Receivables under securities borrowing transactions, Net amounts presented in the consolidated balance sheet	4,496,376	3,369,903
Receivables under securities borrowing transactions, Gross amounts not offset in the consolidated balance sheet, Financial instruments		(3,289,000)
Receivables under securities borrowing transactions, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged		0
Receivables under securities borrowing transactions, Net amounts		81,000
Offsetting Derivative Asset, Securities Purchased under Agreements to Resell, Securities Borrowed [Abstract]
Financial assets, Gross amounts of recognized assets/liabilities, Total		31,420,000
Financial assets, Gross amounts offset in the consolidated balance sheet, Total		(2,273,000)
Financial assets, Net amounts presented in the consolidated balance sheet, Total		29,147,000
Financial assets, Gross amounts not offset in the consolidated balance sheet, Financial instruments, Total		(24,604,000)
Financial assets, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged, Total		(642,000)
Financial assets, Net amounts, Total		3,901,000
Offsetting Derivative Liabilities [Abstract]
Derivative liabilities, Gross amounts of recognized assets/liabilities		11,714,000
Derivative liabilities, Gross amounts offset in the consolidated balance sheet		0
Derivative liabilities, Net amounts presented in the consolidated balance sheet	10,895,000	11,714,000
Derivative liabilities, Gross amounts not offset in the consolidated balance sheet, Financial instruments		(8,545,000)
Derivative liabilities, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged		(1,624,000)
Derivative liabilities, Net amounts		1,545,000
Offsetting Securities Sold under Agreements to Repurchase [Abstract]
Payables under repurchase agreements, Gross amounts of recognized assets/liabilities	29,717,000	26,800,000
Payables under repurchase agreements, Gross amounts offset in the consolidated balance sheet		(2,232,000)
Payables under repurchase agreements, Net amounts presented in the consolidated balance sheet		24,568,000
Payables under repurchase agreements, Gross amounts not offset in the consolidated balance sheet, Financial instruments		(23,835,000)
Payables under repurchase agreements, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged		(60,000)
Payables under repurchase agreements, Net amounts		673,000
Offsetting Securities Loaned [Abstract]
Payables under securities lending transactions, Gross amounts of recognized assets/liabilities	1,097,000	843,000
Payables under securities lending transactions, Gross amounts offset in the consolidated balance sheet		0
Payables under securities lending transactions, Net amounts presented in the consolidated balance sheet	1,021,887	842,590
Payables under securities lending transactions, Gross amounts not offset in the consolidated balance sheet, Financial instruments		(814,000)
Payables under securities lending transactions, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged		(2,000)
Payables under securities lending transactions, Net amounts		27,000
Offsetting Obligations To Return Securities Received As Collateral [Abstract]
Obligations to return securities received as collateral, Gross amounts of recognized assets/liabilities	6,826,000	6,582,000
Obligations to return securities received as collateral, Gross amounts offset in the consolidated balance sheet		0
Obligations to return securities received as collateral, Net amounts presented in the consolidated balance sheet	6,826,215	6,581,759
Obligations to return securities received as collateral, Gross amounts not offset in the consolidated balance sheet, Financial instruments		(1,931,000)
Obligations to return securities received as collateral, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged		0
Obligations to return securities received as collateral, Net amounts		4,651,000
Offsetting Derivative Liability, Securities Sold under Agreements to Repurchase, Securities Loaned [Abstract]
Financial liabilities, Gross amounts of recognized assets/liabilities, Total		45,939,000
Financial liabilities, Gross amounts offset in the consolidated balance sheet, Total		(2,232,000)
Financial liabilities, Net amounts presented in the consolidated balance sheet, Total		43,707,000
Financial liabilities, Gross amounts not offset in the consolidated balance sheet, Financial instruments, Total		(35,125,000)
Financial liabilities, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged, Total		(1,686,000)
Financial liabilities, Net amounts, Total		¥ 6,896,000
Financial Instruments including those of transferred business of MUFG Union Bank
Offsetting Derivative Assets [Abstract]
Derivative assets, Gross amounts of recognized assets/liabilities	10,611,000
Derivative assets, Gross amounts offset in the condensed consolidated balance sheet	0
Derivative assets, Net amounts presented in the condensed consolidated balance sheet	10,611,000
Derivative assets, Gross amounts not offset in the condensed consolidated balance sheet, Financial instruments	(7,032,000)
Derivative assets, Gross amounts not offset in the condensed consolidated balance sheet, Cash collateral received/pledged	(620,000)
Derivative assets, Net amounts	2,959,000
Offsetting Securities Purchased under Agreements to Resell [Abstract]
Receivables under resale agreements, Gross amounts of recognized assets/liabilities	14,527,000
Receivables under resale agreements, Gross amounts offset in the consolidated balance sheet	(2,024,000)
Receivables under resale agreements, Net amounts presented in the consolidated balance sheet	12,503,000
Receivables under resale agreements, Gross amounts not offset in the consolidated balance sheet, Financial instruments	(11,614,000)
Receivables under resale agreements, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged	(29,000)
Receivables under resale agreements, Net amounts	860,000
Offsetting Securities Borrowed [Abstract]
Receivables under securities borrowing transactions, Gross amounts of recognized assets/liabilities	4,571,000
Receivables under securities borrowing transactions, Gross amounts offset in the consolidated balance sheet	(75,000)
Receivables under securities borrowing transactions, Net amounts presented in the consolidated balance sheet	4,496,000
Receivables under securities borrowing transactions, Gross amounts not offset in the consolidated balance sheet, Financial instruments	(4,367,000)
Receivables under securities borrowing transactions, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged	0
Receivables under securities borrowing transactions, Net amounts	129,000
Offsetting Derivative Asset, Securities Purchased under Agreements to Resell, Securities Borrowed [Abstract]
Financial assets, Gross amounts of recognized assets/liabilities, Total	29,709,000
Financial assets, Gross amounts offset in the consolidated balance sheet, Total	(2,099,000)
Financial assets, Net amounts presented in the consolidated balance sheet, Total	27,610,000
Financial assets, Gross amounts not offset in the consolidated balance sheet, Financial instruments, Total	(23,013,000)
Financial assets, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged, Total	(649,000)
Financial assets, Net amounts, Total	3,948,000
Offsetting Derivative Liabilities [Abstract]
Derivative liabilities, Gross amounts of recognized assets/liabilities	10,948,000
Derivative liabilities, Gross amounts offset in the consolidated balance sheet	0
Derivative liabilities, Net amounts presented in the consolidated balance sheet	10,948,000
Derivative liabilities, Gross amounts not offset in the consolidated balance sheet, Financial instruments	(6,749,000)
Derivative liabilities, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged	(2,225,000)
Derivative liabilities, Net amounts	1,974,000
Offsetting Securities Sold under Agreements to Repurchase [Abstract]
Payables under repurchase agreements, Gross amounts of recognized assets/liabilities	29,717,000
Payables under repurchase agreements, Gross amounts offset in the consolidated balance sheet	(1,991,000)
Payables under repurchase agreements, Net amounts presented in the consolidated balance sheet	27,726,000
Payables under repurchase agreements, Gross amounts not offset in the consolidated balance sheet, Financial instruments	(26,115,000)
Payables under repurchase agreements, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged	(85,000)
Payables under repurchase agreements, Net amounts	1,526,000
Offsetting Securities Loaned [Abstract]
Payables under securities lending transactions, Gross amounts of recognized assets/liabilities	1,097,000
Payables under securities lending transactions, Gross amounts offset in the consolidated balance sheet	(75,000)
Payables under securities lending transactions, Net amounts presented in the consolidated balance sheet	1,022,000
Payables under securities lending transactions, Gross amounts not offset in the consolidated balance sheet, Financial instruments	(990,000)
Payables under securities lending transactions, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged	(5,000)
Payables under securities lending transactions, Net amounts	27,000
Offsetting Obligations To Return Securities Received As Collateral [Abstract]
Obligations to return securities received as collateral, Gross amounts of recognized assets/liabilities	6,826,000
Obligations to return securities received as collateral, Gross amounts offset in the consolidated balance sheet	0
Obligations to return securities received as collateral, Net amounts presented in the consolidated balance sheet	6,826,000
Obligations to return securities received as collateral, Gross amounts not offset in the consolidated balance sheet, Financial instruments	(1,864,000)
Obligations to return securities received as collateral, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged	0
Obligations to return securities received as collateral, Net amounts	4,962,000
Offsetting Derivative Liability, Securities Sold under Agreements to Repurchase, Securities Loaned [Abstract]
Financial liabilities, Gross amounts of recognized assets/liabilities, Total	48,588,000
Financial liabilities, Gross amounts offset in the consolidated balance sheet, Total	(2,066,000)
Financial liabilities, Net amounts presented in the consolidated balance sheet, Total	46,522,000
Financial liabilities, Gross amounts not offset in the consolidated balance sheet, Financial instruments, Total	(35,718,000)
Financial liabilities, Gross amounts not offset in the consolidated balance sheet, Cash collateral received/pledged, Total	(2,315,000)
Financial liabilities, Net amounts, Total	¥ 8,489,000